SHAREHOLDERS' EQUITY - Schedule Of Options Outstanding and Exercisable by Exercise Price (Details)	12 Months Ended
Dec. 31, 2023 shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	3,956,056
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	4 years 11 months 4 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	3,518,327
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	4 years 7 months 6 days
Share-based Payment Arrangement, Option | 0-20.94
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	253,189
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 6 months 3 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	249,112
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 4 months 20 days
Share-based Payment Arrangement, Option | 20.95-30.66
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	413,884
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	2 years 25 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	413,884
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	2 years 25 days
Share-based Payment Arrangement, Option | 30.67-55.86
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	473,879
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	3 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	468,879
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	3 years 1 month 13 days
Share-based Payment Arrangement, Option | 55.87-61.95
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	617,232
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	4 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	617,232
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	4 years 1 month 13 days
Share-based Payment Arrangement, Option | 61.96-100.6
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	383,836
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 6 months
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	331,731
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 years 3 months 18 days
Share-based Payment Arrangement, Option | 100.61-102.67
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	550,857
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	550,857
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	5 years 1 month 13 days
Share-based Payment Arrangement, Option | 102.68-138.62
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	431,127
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	7 years 11 months 4 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	204,822
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	7 years 8 months 23 days
Share-based Payment Arrangement, Option | 138.63-143.13
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	412,564
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month 20 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	385,293
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 years 1 month 20 days
Share-based Payment Arrangement, Option | 143.14-260.88
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	388,725
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	7 years 1 month 2 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	274,082
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	7 years 1 month 2 days
Share-based Payment Arrangement, Option | 260.89-353.09
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	30,763
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 11 months 19 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	22,435
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	7 years 3 days